SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 07, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Principal advances owed to Mr. Robinson		$ 5,216,892
Accrued and unpaid interest		$ 659,249
Number of common shares issued		102,040,000	94,540,000	93,540,000
Events After Reporting Period [Member]
Statement [Line Items]
Liabilities from share-based payment transactions	$ 272,500
Convertible borrowing / convertible loan	$ 3,000,000
Number of shares issuable upon conversion	10,000,000
Conversion price	$ 0.30
Maximum number of shares issued under conversion	$ 3,000,000
maximum shares issuable under the option	10,000,000
Events After Reporting Period [Member] | Dr. Paul Averback
Statement [Line Items]
Increase in number of shares outstanding	105,040,140
Number of shares issued	3,000,000
Number of common shares issued	102,040,140